Other Assets	12 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
Other Assets
14.
OTHER ASSETS

Non-Current
	September 30, 2023	September 30, 2022
Other financial assets
Derivative financial instruments	31,708	10,234
Other receivables	529	1,410
Other financial assets	4,171	1,513
Total other financial assets	36,408	13,157

Other non-financial assets
Other non-financial assets	1,826	2,949
Total other non-financial assets	1,826	2,949
Other non-current assets	38,234	16,107

Current
	September 30, 2023	September 30, 2022
Other current financial assets
Derivative financial instruments	662	—
Other financial assets	8,989	—
Total other current financial assets	9,651	—

Other current non-financial assets
Prepayments	9,288	9,852
VAT receivable	16,105	10,799
Other non-income tax asset	92	5,574
Other	2,654	504
Total other current non-financial assets	28,138	26,729
Other current assets	37,789	26,729

The significant increase in non-current financial assets was mainly due to positive development in fair values of derivative financial instruments. Please see Note 4 – Fair value measurement for further information.

The current financial assets reflects mainly the recording of the government grant for the new production facility in Pasewalk.